GOF-P9 10/26

SUPPLEMENT DATED OCTOBER 21, 2026

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION (SAI)

OF EACH FRANKLIN TEMPLETON FUND

LISTED IN SCHEDULE A

Each Fund is adopting changes to its name and certain investment policies as described below. The adoption of these changes does not reflect a change in the investment objective or investment focus of the Funds, or the principal risks of investing in the Funds. More detail about these and related changes to each Fund’s summary prospectus, prospectus and SAI are described below.

1)

Effective May 1, 2027, Franklin Growth and Income VIP Fund’s name will be changed to “Franklin Equity Income VIP Fund.” Therefore, all references in the summary prospectus, prospectus and SAI to “Franklin Growth and Income VIP Fund” will be replaced with “Franklin Equity Income VIP Fund” on that date.

2)

Effective May 1, 2027, Templeton Growth VIP Fund’s name will be changed to “Templeton Global Equity VIP Fund.” Therefore, all references in the summary prospectus, prospectus and SAI to “Templeton Growth VIP Fund” will be replaced with “Templeton Global Equity VIP Fund” on that date.

3)	Effective May 1, 2027, the following is added to the Franklin Growth and Income VIP Fund’s principal investment strategies in the Fund’s Summary Prospectus and Prospectus:

Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of companies located anywhere in the world, including developing markets.

4)	Effective May 1, 2027, the following is added to the Templeton Growth VIP Fund’s principal investment strategies in the Fund’s Summary Prospectus and Prospectus:

Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of companies located anywhere in the world, including developing markets.

5)	Effective May 1, 2027, the following is added to Templeton Growth VIP Fund’s principal investment strategies in the Fund’s Summary Prospectus and Prospectus:

Under normal market conditions the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets; or (b) the percentage of foreign issuers represented in the MSCI All Country World Index-NR minus 5%.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Growth and Income VIP Fund	May 1, 2026
Templeton Growth VIP Fund	May 1, 2026

Please retain this supplement for future reference.

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